Quarterly Holdings Report
for
Fidelity® Mid Cap Value K6 Fund
April 30, 2024
MCVK6-NPRT1-0624
1.9883981.106
Common Stocks - 99.4%
	Shares	Value ($)
COMMUNICATION SERVICES - 1.6%
Diversified Telecommunication Services - 0.5%
Cellnex Telecom SA (a)	6,063	200,411
Media - 1.1%
Interpublic Group of Companies, Inc.	8,195	249,456
Nexstar Media Group, Inc. Class A	795	127,248
Thryv Holdings, Inc. (b)	3,785	87,093
		463,797
TOTAL COMMUNICATION SERVICES		664,208
CONSUMER DISCRETIONARY - 8.7%
Automobile Components - 0.7%
Aptiv PLC (b)	4,010	284,710
Automobiles - 0.4%
Harley-Davidson, Inc.	4,625	159,054
Broadline Retail - 0.3%
Kohl's Corp.	4,803	114,984
Diversified Consumer Services - 0.5%
Laureate Education, Inc. Class A	15,938	231,101
Hotels, Restaurants & Leisure - 1.6%
Hyatt Hotels Corp. Class A	1,059	157,569
Light & Wonder, Inc. Class A (b)	870	77,656
Marriott Vacations Worldwide Corp.	1,682	161,657
MGM Resorts International (b)	3,839	151,410
Travel+Leisure Co.	3,432	149,429
		697,721
Household Durables - 1.0%
KB Home	3,710	240,260
Tempur Sealy International, Inc.	3,855	192,981
		433,241
Leisure Products - 0.8%
Brunswick Corp.	1,905	153,619
Topgolf Callaway Brands Corp. (b)	11,891	190,494
		344,113
Specialty Retail - 2.6%
Academy Sports & Outdoors, Inc.	1,800	104,940
Advance Auto Parts, Inc.	2,893	211,131
Aritzia, Inc. (b)	4,000	103,556
Camping World Holdings, Inc.	7,570	153,444
Lithia Motors, Inc. Class A (sub. vtg.)	803	204,267
Signet Jewelers Ltd.	1,730	169,592
Upbound Group, Inc.	5,156	159,888
		1,106,818
Textiles, Apparel & Luxury Goods - 0.8%
PVH Corp.	700	76,160
Tapestry, Inc.	6,565	262,075
		338,235
TOTAL CONSUMER DISCRETIONARY		3,709,977
CONSUMER STAPLES - 4.1%
Consumer Staples Distribution & Retail - 0.7%
U.S. Foods Holding Corp. (b)	5,640	283,410
Food Products - 2.8%
Archer Daniels Midland Co.	3,398	199,327
Bunge Global SA	3,066	311,996
Darling Ingredients, Inc. (b)	4,900	207,613
Lamb Weston Holdings, Inc.	2,633	219,434
The J.M. Smucker Co.	2,482	285,058
		1,223,428
Personal Care Products - 0.6%
Kenvue, Inc.	13,583	255,632
TOTAL CONSUMER STAPLES		1,762,470
ENERGY - 5.9%
Energy Equipment & Services - 1.6%
Liberty Oilfield Services, Inc. Class A	4,482	98,604
NOV, Inc.	8,726	161,344
Valaris Ltd. (b)	3,503	227,905
Weatherford International PLC (b)	1,715	212,008
		699,861
Oil, Gas & Consumable Fuels - 4.3%
Cenovus Energy, Inc. (c)	19,771	406,492
MEG Energy Corp. (b)	8,800	200,144
Phillips 66 Co.	2,000	286,420
Range Resources Corp.	9,793	351,667
Targa Resources Corp.	2,994	341,496
Valero Energy Corp.	1,497	239,325
		1,825,544
TOTAL ENERGY		2,525,405
FINANCIALS - 17.8%
Banks - 3.8%
East West Bancorp, Inc.	4,627	344,665
First Citizens Bancshares, Inc.	241	406,509
KeyCorp	20,550	297,770
M&T Bank Corp.	2,878	415,554
Webster Financial Corp.	3,817	167,299
		1,631,797
Capital Markets - 2.4%
BGC Group, Inc. Class A	19,414	152,012
Carlyle Group LP	6,187	277,178
Raymond James Financial, Inc.	3,599	439,078
UBS Group AG	5,120	135,178
		1,003,446
Consumer Finance - 3.0%
Ally Financial, Inc.	7,067	271,019
Discover Financial Services	2,969	376,261
OneMain Holdings, Inc.	6,505	338,976
SLM Corp.	14,672	310,900
		1,297,156
Financial Services - 2.7%
Apollo Global Management, Inc.	2,728	295,661
Corebridge Financial, Inc. (c)	6,473	171,923
Global Payments, Inc.	2,665	327,182
Voya Financial, Inc.	2,147	146,340
WEX, Inc. (b)	1,001	211,471
		1,152,577
Insurance - 5.9%
American Financial Group, Inc.	2,633	336,366
Arthur J. Gallagher & Co.	1,168	274,118
Chubb Ltd.	828	205,874
First American Financial Corp.	3,526	188,888
Globe Life, Inc.	2,986	227,444
Hartford Financial Services Group, Inc.	4,511	437,071
Markel Group, Inc. (b)	199	290,222
Old Republic International Corp.	7,106	212,185
Reinsurance Group of America, Inc.	1,200	224,388
Stewart Information Services Corp.	1,865	115,649
		2,512,205
TOTAL FINANCIALS		7,597,181
HEALTH CARE - 7.1%
Health Care Equipment & Supplies - 0.9%
Baxter International, Inc.	6,007	242,503
QuidelOrtho Corp. (b)	3,799	154,049
		396,552
Health Care Providers & Services - 4.3%
AdaptHealth Corp. (b)	13,344	131,438
Cencora, Inc.	604	144,386
Centene Corp. (b)	4,180	305,391
CVS Health Corp.	3,097	209,698
Humana, Inc.	743	224,453
Molina Healthcare, Inc. (b)	1,083	370,494
PACS Group, Inc.	5,700	142,329
Tenet Healthcare Corp. (b)	2,702	303,408
		1,831,597
Life Sciences Tools & Services - 1.2%
Bio-Rad Laboratories, Inc. Class A (b)	705	190,174
Charles River Laboratories International, Inc. (b)	830	190,070
Fortrea Holdings, Inc.	3,600	131,724
		511,968
Pharmaceuticals - 0.7%
Royalty Pharma PLC	6,048	167,530
Viatris, Inc.	9,300	107,601
		275,131
TOTAL HEALTH CARE		3,015,248
INDUSTRIALS - 19.5%
Building Products - 4.1%
Armstrong World Industries, Inc.	1,264	145,208
AZZ, Inc.	3,384	242,396
Builders FirstSource, Inc. (b)	2,807	513,176
Johnson Controls International PLC	3,898	253,643
Owens Corning	1,784	300,087
UFP Industries, Inc.	2,582	290,991
		1,745,501
Commercial Services & Supplies - 1.0%
The Brink's Co.	1,717	150,169
Vestis Corp.	14,283	263,093
		413,262
Construction & Engineering - 2.1%
EMCOR Group, Inc.	979	349,669
MDU Resources Group, Inc.	12,300	303,810
Willscot Mobile Mini Holdings (b)	6,494	240,018
		893,497
Electrical Equipment - 1.8%
Acuity Brands, Inc.	836	207,579
Atkore, Inc.	1,500	262,950
Regal Rexnord Corp.	1,887	304,505
		775,034
Ground Transportation - 1.9%
ArcBest Corp.	1,365	151,392
U-Haul Holding Co. (non-vtg.)	4,547	278,822
XPO, Inc. (b)	3,818	410,282
		840,496
Machinery - 4.7%
Allison Transmission Holdings, Inc.	2,541	186,891
Atmus Filtration Technologies, Inc.	7,659	231,991
Barnes Group, Inc.	5,523	191,759
Chart Industries, Inc. (b)	714	102,859
CNH Industrial NV	21,399	243,949
Gates Industrial Corp. PLC (b)	16,623	292,897
Mueller Water Products, Inc. Class A	6,096	96,561
PACCAR, Inc.	1,950	206,915
Terex Corp.	2,883	161,592
Timken Co.	1,970	175,763
Trinity Industries, Inc.	4,964	129,163
		2,020,340
Professional Services - 1.1%
Genpact Ltd.	9,432	289,940
Science Applications International Corp.	1,358	174,775
		464,715
Trading Companies & Distributors - 2.8%
Core & Main, Inc. (b)	3,715	209,786
GMS, Inc. (b)	3,723	344,452
Herc Holdings, Inc.	1,380	197,381
Rush Enterprises, Inc. Class A	3,880	170,410
WESCO International, Inc.	1,766	269,757
		1,191,786
TOTAL INDUSTRIALS		8,344,631
INFORMATION TECHNOLOGY - 6.7%
Communications Equipment - 0.9%
Ciena Corp. (b)	5,131	237,206
Lumentum Holdings, Inc. (b)	3,396	148,609
		385,815
Electronic Equipment, Instruments & Components - 1.8%
Coherent Corp. (b)	3,256	177,875
Flex Ltd. (b)	5,915	169,465
Jabil, Inc.	1,329	155,971
TD SYNNEX Corp.	2,169	255,595
		758,906
IT Services - 0.9%
Amdocs Ltd.	2,564	215,350
GoDaddy, Inc. (b)	1,400	171,332
		386,682
Semiconductors & Semiconductor Equipment - 2.0%
First Solar, Inc. (b)	1,837	323,863
MKS Instruments, Inc.	1,103	131,235
ON Semiconductor Corp. (b)	5,440	381,670
		836,768
Software - 1.1%
Gen Digital, Inc.	6,649	133,911
Progress Software Corp.	4,628	230,567
Rapid7, Inc. (b)	2,878	128,934
		493,412
TOTAL INFORMATION TECHNOLOGY		2,861,583
MATERIALS - 10.4%
Chemicals - 4.1%
Celanese Corp. Class A	1,317	202,304
Corteva, Inc.	6,989	378,315
FMC Corp.	2,789	164,579
OCI NV	5,600	151,201
Olin Corp.	4,462	233,273
Syensqo SA	1,000	93,049
The Chemours Co. LLC	6,392	170,986
Westlake Corp.	2,396	353,075
		1,746,782
Construction Materials - 0.5%
Eagle Materials, Inc.	868	217,616
Containers & Packaging - 2.5%
Berry Global Group, Inc.	4,055	229,675
Graphic Packaging Holding Co.	8,499	219,699
International Paper Co.	6,528	228,088
WestRock Co.	8,023	384,783
		1,062,245
Metals & Mining - 2.2%
ATI, Inc. (b)	2,700	161,190
Constellium NV (b)	7,708	151,771
Freeport-McMoRan, Inc.	3,787	189,123
Steel Dynamics, Inc.	3,538	460,365
		962,449
Paper & Forest Products - 1.1%
Interfor Corp. (b)	10,700	135,785
Louisiana-Pacific Corp.	2,894	211,812
West Fraser Timber Co. Ltd.	1,700	130,206
		477,803
TOTAL MATERIALS		4,466,895
REAL ESTATE - 9.5%
Equity Real Estate Investment Trusts (REITs) - 8.8%
Camden Property Trust (SBI)	4,863	484,744
Digital Realty Trust, Inc.	2,767	384,004
Extra Space Storage, Inc.	2,546	341,877
Outfront Media, Inc.	10,286	163,136
Prologis, Inc.	2,469	251,961
Public Storage	1,508	391,251
STAG Industrial, Inc.	3,495	120,193
Sun Communities, Inc.	4,144	461,310
Ventas, Inc.	4,400	194,832
Welltower, Inc.	10,379	988,905
		3,782,213
Real Estate Management & Development - 0.7%
CBRE Group, Inc. (b)	2,406	209,057
Compass, Inc. (b)	28,673	90,320
		299,377
TOTAL REAL ESTATE		4,081,590
UTILITIES - 8.1%
Electric Utilities - 5.1%
Constellation Energy Corp.	2,618	486,791
Edison International	6,639	471,767
FirstEnergy Corp.	5,960	228,506
NextEra Energy, Inc.	3,443	230,578
NRG Energy, Inc.	3,800	276,146
PG&E Corp.	29,625	506,884
		2,200,672
Gas Utilities - 1.3%
Brookfield Infrastructure Corp. A Shares	7,920	241,322
Southwest Gas Holdings, Inc.	2,200	164,164
UGI Corp.	5,753	147,047
		552,533
Independent Power and Renewable Electricity Producers - 1.3%
The AES Corp.	13,827	247,503
Vistra Corp.	3,882	294,411
		541,914
Multi-Utilities - 0.4%
NiSource, Inc.	6,794	189,281
TOTAL UTILITIES		3,484,400
TOTAL COMMON STOCKS (Cost $36,250,285)		42,513,588

Money Market Funds - 1.6%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (d)	94,996	95,015
Fidelity Securities Lending Cash Central Fund 5.39% (d)(e)	560,460	560,516
TOTAL MONEY MARKET FUNDS (Cost $655,531)		655,531

TOTAL INVESTMENT IN SECURITIES - 101.0% (Cost $36,905,816)	43,169,119
NET OTHER ASSETS (LIABILITIES) - (1.0)%	(408,073)
NET ASSETS - 100.0%	42,761,046

Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $200,411 or 0.5% of net assets.

(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	353,508	2,738,050	2,996,535	1,486	(8)	-	95,015	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	710,050	1,885,389	2,034,923	5,434	-	-	560,516	0.0%
Total	1,063,558	4,623,439	5,031,458	6,920	(8)	-	655,531

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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